Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar. 01, 2012
ACADIAN EMERGING MARKETS DEBT FUND (Prospectus Summary) | ACADIAN EMERGING MARKETS DEBT FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ACADIAN EMERGING MARKETS DEBT FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Acadian Emerging Markets Debt Fund (the "Fund") seeks to generate a high total return through a combination of capital appreciation and income, consistent with prudent investment risk.
Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During the period from the commencement of operations of the
Fund (December 17, 2010) through the end of its most recent fiscal year, the Fund's portfolio turnover rate was 148% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	148.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	In seeking to achieve its objective, the Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities of emerging market issuers. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. As an alternative to investing directly in particular debt securities for purposes of the 80% test, the Fund may invest in credit linked notes that have economic characteristics that are similar to and whose value is linked to debt securities of emerging market issuers.

The Fund mainly invests in sovereign debt, but may also invest in corporate debt, and debt securities issued by supranational organizations. Sovereign debt is issued or guaranteed by foreign governments or their agencies and instrumentalities, and includes debt issued by private entities that is guaranteed by foreign governments or their agencies and instrumentalities.
Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations.

The Fund may invest in emerging market countries that have sovereign ratings that are below investment grade or are unrated, and the corporate or other privately issued debt securities in which the Fund invests may be rated below investment grade (commonly known as "high-yield" or "junk" bonds). There is no limit to the percentage of Fund assets that may be invested in high-yield bonds. The debt securities in which the Fund invests may be denominated in the local currency of the issuer or in the currency of a developed country (such as the U.S. dollar).

The Fund may also invest without limit in derivatives, such as options, futures and options on futures (including those related to securities, foreign currencies and indexes), forward contracts and swaps (including credit default swaps).  The Fund may use these instruments to gain exposure to emerging market issuers, to hedge positions within the Fund's portfolio or to otherwise enhance the Fund's returns. For example, the Fund may seek to increase total return by investing in forward contracts on currencies that the Adviser believes may appreciate (or decline) in value relative to another currency. The Adviser may make such currency investments without regard to currencies in which the Fund's bond and other investments are denominated. At times, a significant portion of the Fund's returns (both positive and negative) may be attributable to investments in such forward currency contracts.

Acadian, the Fund's adviser, considers emerging market issuers to include issuers that:

         o        Have their principal securities trading market in an emerging country (defined below);

         o        Alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed in emerging countries; or

         o        Are organized under the laws of, and have a principal office in, an emerging country.

An "emerging market country" is any country that the Adviser believes the World
Bank and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries.  There are over 150 countries that the international financial community generally considers to be emerging or developing countries, approximately 50 of which currently have stock markets. Emerging or developing countries generally include every nation in the world except the United States,
Canada, Japan, Australia, New Zealand and most nations located in Western
Europe.  The Fund will focus its investments on those emerging market countries that the Adviser believes have developing economies and where the markets are becoming more sophisticated, including some or all of the following:

         Argentina      Egypt     Kenya    Peru         Thailand
         Botswana       Hungary   Korea    Philippines  Turkey
         Brazil         India     Malaysia Poland       Venezuela
         Chile          Indonesia Mexico   Russia
         China          Israel    Morocco  South Africa
         Columbia       Jamaica   Nigeria  Sri Lanka
         Czech Republic Jordan    Pakistan Taiwan

As markets in other countries develop, the Adviser expects to expand and further diversify the emerging countries in which the Fund invests.

In selecting investments for the Fund, the Adviser seeks to create a portfolio that reflects diversified exposure to countries with improving inflation, growth, debt and currency dynamics.  Investment decisions are made based on a matrix of variables that include: country selection (to diversify among economic cycles and currencies); security selection (seeking the best opportunities to enter a market based on liquidity and duration); vigilant monitoring (constant research to understand political and economic variables that will affect the credit)
and risk management (continual risk assessment and balancing to ensure optimal risk/return characteristics of the portfolio).

The Adviser's portfolio construction process is dynamic, and buy/sell decisions are made as the expected return and risk of individual securities and markets change over time. In general, securities are sold as the expected return is realized, or as expectations for return are revised in response to changing fundamentals or market conditions. In situations where securities prices are declining, positions may be liquidated to limit losses as long as doing so does not incur material transaction costs or impair overall portfolio positioning.

The Fund is non-diversified and may hold a relatively small number of issues in its portfolio. Due to its investment strategies, the Fund may buy and sell securities frequently.  This may result in higher transaction costs and additional capital gains tax liabilities than a fund with a buy and hold strategy.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United
States. In addition, investments in securities of foreign issuers are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively)
the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in
non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.  Differences in tax and accounting standards and difficulties in obtaining information about foreign governments or foreign companies may impair investment decisions.  In addition, emerging markets securities may be issued by companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility;
restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, emerging markets governments may have limited ability to raise taxes or authorize appropriations for debt repayment. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Because non-U.S. securities are usually denominated in currencies other than the U.S. dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S.
dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities
(especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield.
For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some fixed income securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.  The Fund is expected to have a medium to long term weighted average maturity.

The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose most or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances may weaken the capacity of the issuer to pay interest and repay principal.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted)
companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Loan participations are interests in loans to corporations or governments that are administered by the lending bank or agent for a syndicate of lending banks and then sold by the lending bank, financial institution or syndicate member
("intermediary bank"). In a loan participation, the borrower will be deemed to be the issuer of the participation interest, except to the extent that the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying borrower.
In addition, in the event the underlying borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Under the terms of a loan participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying borrower). Therefore, the Fund may also be subject to the risk that the intermediary bank may become insolvent.

The Fund may invest in derivatives. Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

Because derivative instruments may be purchased by the Fund for a fraction of the market value of the investments underlying such instruments, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it.

Additionally, derivatives are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

A credit linked note is a type of structured note whose value is linked to an underlying reference asset.

Credit linked notes typically provide periodic payments of interest as well as payment of principal upon maturity, the value of which is tied to the underlying reference asset. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.  A forward currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price, thereby fixing the exchange rate for a specified time in the future. In a standard "swap"
transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. A credit default swap enables the Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities.
Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon)
value or receive a cash payment in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations.

The value of currency may fluctuate in response to changing market, economic, political, regulatory and other conditions in foreign markets between the date the forward currency contract is entered into and the date it is sold or matures. Therefore, investments in forward currency contracts are subject to the risk that, if anticipated currency movements are not accurately predicted, the Fund may experience losses on such contracts and may have to pay additional transaction costs. In addition, forward currency contracts are subject to the risk that the counterparty to such a contract will default on its obligations, which could result in loss to the Fund.

The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Adviser may make such currency investments without regard to currencies in which the Fund's bond and other investments are denominated. The Secretary of the Treasury is authorized to issue regulations that under certain circumstances conclude that the income from these transactions might be treated as nonqualifying income for purposes of certain qualification tests required to be met by the Fund in order to be treated as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future.

Because the Fund is not diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund, which may cause the value of its shares to be more sensitive to changes in the market value of a single issuer than a diversified mutual fund.
Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	Because the Fund is not diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund, which may cause the value of its shares to be more sensitive to changes in the market value of a single issuer than a diversified mutual fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at
www.acadian-asset.com or by calling 1-866-AAM-6161.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-866-AAM-6161
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.acadian-asset.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock	BEST QUARTER WORST QUARTER 4.36% (10.26)% (06/30/2011) (09/30/2011)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as
401(k) plans or individual retirement accounts.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
ACADIAN EMERGING MARKETS DEBT FUND (Prospectus Summary) | ACADIAN EMERGING MARKETS DEBT FUND | JP MORGAN GBI-EM GLOBAL DIVERSIFIED
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	JP MORGAN GBI-EM GLOBAL DIVERSIFIED (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.75%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.75%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2010
ACADIAN EMERGING MARKETS DEBT FUND (Prospectus Summary) | ACADIAN EMERGING MARKETS DEBT FUND | INSTITUTIONAL CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
REDEMPTION FEE As a percentage of amount redeemed, if redeemed within 90 days of purchase	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	1.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(1.19%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.95%	[1]
Recoupments, Date of Termination	ck0000878719_RecoupmentsOverAssetsDateOfTermination	2013-03-01
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	555
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,040
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,378
Annual Return 2011	rr_AnnualReturn2011	(2.09%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.26%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.09%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.97%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2010
ACADIAN EMERGING MARKETS DEBT FUND (Prospectus Summary) | ACADIAN EMERGING MARKETS DEBT FUND | INSTITUTIONAL CLASS SHARES | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.13%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.96%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2010
ACADIAN EMERGING MARKETS DEBT FUND (Prospectus Summary) | ACADIAN EMERGING MARKETS DEBT FUND | INSTITUTIONAL CLASS SHARES | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.36%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.97%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2010

[1]	Acadian Asset Management LLC ("Acadian" or the "Adviser") has contractually agreed to waive fees and expenses in order to keep Total Annual Fund Operating Expenses After Fee Waivers (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 0.95% of the Fund's Institutional Class Shares' average daily net assets until March 1, 2013. Thereafter, the Adviser will consider the continuance of this Agreement on an annual basis. The Agreement may be terminated by the Board, for any reason at any time.